INCOME TAX (Details 10) - COP ($) $ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Line Items]
Earnings before taxes			$ 266,072	$ 21,446
Total income and CREE taxes	$ 659		(2,961)	21,635
Total deferred tax		$ 174,921
Total tax			(102,575)	(1,067)
Net profit of discontinued operations		$ 0	163,497	22,513
Discontinued operations [member]
Disclosure Of Income Tax [Line Items]
Total deferred tax	99,614		$ (99,614)	(22,702)
Net profit of discontinued operations	$ 1,686			$ 22,513